Business Combination	9 Months Ended
Mar. 31, 2025
Business Combination

Note 14. Business Combination

On December 18, 2024, Mixed Martial Arts Group Ltd (the “Company”) completed the acquisition of 100% of the assets of BJJ Link through an Asset Purchase Agreement. The counterparty to the transaction was Mr. Santiago Amaral, founder and operator of BJJ Link.

BJJ Link is a dedicated digital platform designed to serve the global Brazilian Jiu-Jitsu (BJJ) community. It integrates social networking and academy management, supporting practitioners and businesses in the martial arts sector. This strategic acquisition aims to strengthen MMA’s position as the commercial and cultural epicenter of mixed martial arts.

In acquiring the intellectual property (IP), customer relationships, and platform rights of BJJ Link through the Asset Purchase Agreement the Company will enhance its digital platform offerings and consolidate its presence in the BJJ segment through technology synergies and access to an active global user base.

In the acquisition the Company acquired 100% of the assets of BJJ Link via the Asset Purchase Agreement.

Management has determined that the acquisition under the Asset Purchase Agreement be accounted for as a business combination as the acquired business comprises inputs and substantive processes that together have the ability to contribute to the creation of outputs.

The acquisition date December 18, 2024, being the date on which the Company obtained control of BJJ Link by acquiring its assets and assuming effective governance over the business and IP.

Per the Asset Purchase Agreement, the consideration to acquire BJJ Link amounts to US$3 million, distributed in tranches: US$600,000 upon completion, US$1 million on the first anniversary, and US$1.4 million on the second anniversary. The first tranche of US$600,000 was issued in 315,789 shares on December 18, 2024. By referencing the 30-day trading VWAP, the fair value per share was determined to be $1.90/share.

The total fair value of consideration transferred was provisionally determined by management as AUD $3,816,160 and is broken down as follows:

Period	Amount A$
Up front consideration	946,200
Deferred consideration (current)	1,382,336
Deferred consideration (non-current)	1,618,050
Total consideration	3,816,160

Contingent consideration of up to US$10 million may be payable based on future revenue milestones. However, this has been excluded from the purchase consideration because payment is conditional on Mr. Amaral’s continued employment and is therefore accounted for separately from the business combination itself, rather than being part of the acquisition price, refer Note 18.

Note 14. Business Combination - continued

Provisional Purchase Price Allocation (PPA)

Fair Value Allocation	Amount A$
Identifiable assets	nil
Identifiable liabilities	nil
Goodwill	3,816,160

The goodwill reflects synergies expected from integrating BJJ Link into the Company’s technology ecosystem, assembled workforce, and anticipated revenue growth. The goodwill is not expected to be deductible for tax purposes.

As of March 31, 2025, the acquisition has been accounted for on a provisional basis pending completion of the purchase price allocation (PPA) by an external valuer prior to June 30, 2025. Intangible assets under valuation include platform technology, customer relationships, and brand/trademark IP.

Management has provisionally assigned a nil fair value to identifiable assets and liabilities because BJJ Link, as a cloud-based software platform, held no material tangible assets (such as plant, equipment or inventory) at the acquisition date and any working-capital balances were settled by the vendor prior to completion under the Asset Purchase Agreement. No employee obligations (there were no employees at the date of acquisition, Mr. Amaral was the founder but not an employee of BJJ Link), or tax and trade-creditor obligations were transferred to the Group, so no liabilities were assumed.

The principal assets acquired consist of internally developed technology, customer relationships and the BJJ Link trade name. An external PPA will be completed prior to June 30, 2025. The Group has therefore adopted a conservative approach by recording provisional values of nil until the valuation is finalised. Once that work is complete, any separately identifiable intangible assets will be recognised and the amount of goodwill will be adjusted retrospectively within the permitted 12-month measurement period.

Management is able to reliably measure the revenue contribution from the date of acquisition for the reporting period as A$52,131 since the date of acquisition however, management is unable to reliably estimate the profit or loss contribution of BJJ Link for the reporting period due to its integration into existing operations resulting in the inability to isolate the expense profile of BJJ Link within the Company.

It is impracticable to disclose historical revenue and expenses had the acquisition occurred at the beginning of the interim period due to lack of access to reliable historic data dating back to the beginning of the interim period and a historical cost base that management do not believe was reflective of actual costs to run the business and therefore not able to reliably measure.

The Company incurred acquisition-related professional fees expensed of A$9,318 in the statement of profit or loss and other comprehensive income within professional fees for the period ended March 31, 2025.